Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 18.  Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2014 and 2013 is as follows:

	Year Ended December 31, 2014
	First	Second	Third	Fourth

Revenue	$1,405,513	$1,733,908	$1,250,201	$1,611,720
Gross profit	$798,940	$975,500	$875,425	$779,078
Net gains on derivative revaluations	$215,956	$1,158,240	$589,336	$465,968
Non-recurring gains, credits and (charges) related to restructuring	$—	$—	$(128,546)	$—
Net loss	$(2,545,615)	$(2,103,412)	$(2,780,535)	$(3,263,301)
Net loss attributable to common stockholders	$(2,545,615)	$(2,103,412)	$(2,780,535)	$(3,263,301)
Net loss per share – basic and diluted	$(2.79)	$(2.28)	$(1.02)	$(0.58)
Net income (loss) per share – basic				.
Net income (loss) per share – diluted				.

	Year Ended December 31, 2013
	First	Second	Third	Fourth

Revenue	$178,487	$246,248	$389,547	$490,465
Gross profit	$112,899	$169,468	$196,733	$251,452
Net gains (losses) on derivative revaluations	$(593,717)	$115,237	$623,613	$(651,328)
Non-recurring gains, credits and (charges) related to restructuring	$—	$—	$(7,523,728)	$4,398,648
Net income (loss)	$(3,781,510)	$(3,163,155)	$(10,808,332)	$1,486,725
Net income (loss) attributable to common stockholders	$(3,988,194)	$(5,862,322)	$(12,246,825)	$4,385,275
				.
Net income (loss) per share – basic	$(95.10)	$(139.79)	$(43.51)	$5.19
Net income (loss) per share – diluted	$(95.10)	$(139.79)	$(43.51)	$2.46